ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following (stated in thousands):

	December 31,
	2023	2022
Accounts payable	$6,840	$2,296
Payroll liabilities	26	86
Other accrued liabilities	545	537
Accounts payable and accrued liabilities	$7,411	$2,919